Derivative Instruments (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Trust's average net asset value	$ 225,000,000	$ 221,000,000	$ 226,000,000	$ 226,000,000	$ 260,000,000
Open interest rate futures, maturity	10 years	10 years	10 years
Concentration of credit risk	$ 13,426,499		$ 12,403,596	$ 23,025,005
Maximum [Member]
Derivative [Line Items]
Open interest rate futures, maturity	10 years	10 years